Leases - Leases Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of leases [Abstract]
Interest expense on lease liabilities	$ 194	$ 218
Variable lease payment expenses not included in the measurement of lease liabilities	112	116
Expenses for leases of low value assets	77	69
Expenses for short-term leases	$ 31	$ 31